Note 22 - Financial Instruments Carried at Fair Value (Details) - Derivatives (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 22 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount	$ 39,429	$ 27,059
Fair Value	39,300	20,222
Vendors [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount	13,378	7,283
Fair Value	13,378	4,998
Unsecured and Secured Convertible Notes [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount	6,330
Fair Value	6,290
Convertible Notes and Loans 1 [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount		500
Fair Value		200
Convertible Notes and Loans 2 [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount		350
Fair Value		232
Convertible Notes and Loans 3 [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount		3,051
Fair Value		3,018
Share-based Compensation [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount	15,440
Fair Value	15,440
VAG Acquisition [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount		5,875
Fair Value		4,860
VPP Acquisition [Member]
Note 22 - Financial Instruments Carried at Fair Value (Details) - Derivatives [Line Items]
Notional Amount	4,281	10,000
Fair Value	$ 4,192	$ 6,914